Segment Information - Geographic information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic information
Revenue	$ 47,300	$ 40,760	$ 29,873
Non-current assets	731	1,127
United States
Geographic information
Revenue	24,291	20,173	14,965
Japan
Geographic information
Revenue	4,717	4,520	3,236
France
Geographic information
Revenue	3,431	3,206	3,219
Others
Geographic information
Revenue	$ 14,861	$ 12,861	$ 8,453